Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	SEQUOIA FUND INC
Entity Central Index Key	dei_EntityCentralIndexKey	0000089043
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 29, 2016
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016